Investments in Partially Owned Entities (Tables)	12 Months Ended
Dec. 31, 2012
Investments in Partially Owned Entities (Tables) [Abstract]
Partially Owned Property Balance Sheet Schedule [Table Text Block]

	Consolidated			Unconsolidated
	Development Projects
	Held for and/or Under Development (4)	Other	Total	Institutional Joint Ventures (5)

Total projects (1)	—	19	19	—

Total apartment units (1)	—	3,475	3,475	—

Balance sheet information at 12/31/12 (at 100%):
ASSETS
Investment in real estate	$161,820	$453,235	$615,055	$171,041
Accumulated depreciation	—	(159,651)	(159,651)	—
Investment in real estate, net	161,820	293,584	455,404	171,041
Cash and cash equivalents	3,884	17,221	21,105	214
Deposits – restricted	43,609	5	43,614	—
Deferred financing costs, net	—	1,019	1,019	6
Other assets	5,839	171	6,010	22
Total assets	$215,152	$312,000	$527,152	$171,283

LIABILITIES AND EQUITY/CAPITAL
Mortgage notes payable	$—	$200,337	$200,337	$76,634
Accounts payable & accrued expenses	686	693	1,379	6,550
Accrued interest payable	—	782	782	342
Other liabilities	1,238	1,096	2,334	108
Security deposits	—	1,483	1,483	3
Total liabilities	1,924	204,391	206,315	83,637

Noncontrolling Interests – Partially Owned Properties	85,006	(7,318)	77,688	70,428
Company equity/General and Limited Partners' Capital	128,222	114,927	243,149	17,218
Total equity/capital	213,228	107,609	320,837	87,646
Total liabilities and equity/capital	$215,152	$312,000	$527,152	$171,283

Debt – Secured (2):
Company/Operating Partnership Ownership (3)	$—	$159,068	$159,068	$15,327
Noncontrolling Ownership	—	41,269	41,269	61,307
Total (at 100%)	$—	$200,337	$200,337	$76,634

Partially Owned Property Income Statement Schedule [Table Text Block]

	Consolidated			Unconsolidated
	Development Projects
	Held for and/or Under Development (4)	Other	Total	Institutional Joint Ventures (5)
Operating information for the year ended 12/31/12 (at 100%):
Operating revenue	$—	$62,405	$62,405	$7
Operating expenses	170	19,480	19,650	244
Net operating (loss) income	(170)	42,925	42,755	(237)
Depreciation	—	15,346	15,346	—
General and administrative/other	213	157	370	—
Operating (loss) income	(383)	27,422	27,039	(237)
Interest and other income	2	100	102	—
Other expenses	(264)	—	(264)	—
Interest:
Expense incurred, net	—	(9,386)	(9,386)	—
Amortization of deferred financing costs	—	(160)	(160)	—
(Loss) income before income and other taxes and net gain on sales of discontinued operations	(645)	17,976	17,331	(237)
Income and other tax (expense) benefit	(25)	(75)	(100)	—
Net gain on sales of discontinued operations	15	—	15	—
Net (loss) income	$(655)	$17,901	$17,246	$(237)

(1)	Project and apartment unit counts exclude all uncompleted development projects until those projects are substantially completed.

(2)	All debt is non-recourse to the Company.

(3)	Represents the Company’s/Operating Partnership's current equity ownership interest.

(4)	Includes 400 Park Avenue South in New York City which the Company is jointly developing with Toll Brothers.

(5)
These development projects (Nexus Sawgrass and Domain) are owned 20% by the Company and 80% by an institutional partner in two separate unconsolidated joint ventures. Total project costs are approximately $232.8 million and construction will be predominantly funded with two separate long-term, non-recourse secured loans from the partner. The Company is responsible for constructing the projects and has given certain construction cost overrun guarantees but currently has no further funding obligations. Nexus Sawgrass has a maximum debt commitment of $48.7 million and a current unconsolidated outstanding balance of $29.8 million; the loan bears interest at 5.60% and matures January 1, 2021. Domain has a maximum debt commitment of $98.6 million and a current unconsolidated outstanding balance of $46.9 million; the loan bears interest at 5.75% and matures January 1, 2022.